FSS1 P-2
FSS1 PA-2


                        SUPPLEMENT DATED OCTOBER 1, 2005
                              TO THE PROSPECTUS OF

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                          Franklin Flex Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                       Franklin Small-Mid Cap Growth Fund
                             dated September 1, 2005

The prospectus is amended as follows:

I. For the Franklin Aggressive Growth Fund, the portfolio manager line-up in the "Management" section is replaced with the following:

 ROBERT DEAN CFA, Vice President of Advisers
 Mr. Dean has been a manager of the Fund since 2004. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

 CONRAD B. HERRMANN CFA, Senior Vice President of Advisers
 Mr. Herrmann has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

 II. For the Franklin Flex Cap Growth Fund, the portfolio manager line-up in the "Management" section is replaced with the following:

 CONRAD B. HERRMANN CFA, Senior Vice President of Advisers
 Mr. Herrmann has been a manager of the Fund since 1993. He has primary responsibility for theinvestments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

 MATT MOBERG CPA, Vice President of Advisers
 Mr. Moberg has been a manager of the Fund since 2000, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

 RAYMOND CHAN CFA, Portfolio Manager of Advisers
 Mr. Chan has been a manager of the Fund since 2000, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

III. For the Franklin Small Cap Growth Fund II, the portfolio manager line-up in the "Management" section is replaced with the following:

 MICHAEL MCCARTHY, Senior Vice President of Advisers
 Mr. McCarthy has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

 BRAD CARRIS, Portfolio Manager of Advisers
 Mr. Carris has been a manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

 ZACK PERRY CFA, Portfolio Manager of Advisers
 Mr. Perry has been a manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1995.

IV. For the Franklin Small-Mid Cap Growth Fund, the portfolio manager line-up in the "Management" section is replaced with the following:

 EDWARD B. JAMIESON, President of Advisers
 Mr. Jamieson has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1987.

 MICHAEL MCCARTHY, Senior Vice President of Advisers
 Mr. McCarthy has been a manager of the Fund since 1993, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

 JAMES CROSS, Portfolio Manager of Advisers
 Mr. Cross has been a manager of the Fund since April 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

               Please keep this supplement for future reference.